Other assets and other liabilities - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Miscellaneous assets [abstract]
Advance payments and prepaid expenses	¥ 606,389	¥ 481,080
Income taxes receivable and other taxes receivable	253,267	243,569
Insurance contract assets	56,975	60,751
Other	266,109	197,302
Total	1,182,740	982,702
Current assets	669,335	563,334	¥ 428,522
Non-current assets	¥ 513,405	¥ 419,368	¥ 379,137